================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      City of London Investment Management Company Limited
Address:   10 Eastcheap, London, England
           United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry M. Olliff
Title:  Director
Phone:  610 380 2110

Signature, Place and Date of Signing:

/s/ Barry M. Olliff, August 8, 2006
    ----------------------------------
    Barry M. Olliff
    Director


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.
================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       50

Form 13F Information Table Value Total:   530105

List of Other Included Managers:

No.  13F File Number     Name

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      Common           013817101     1081    33400 SH       SOLE                    33400
ALPHA NATURAL RESOURCES INC    Common           02076X102     1618    82500 SH       SOLE                    82500
ASA LIMITED                    Common           002050102      910    14300 SH       SOLE                    14300
BANCO BRADESCO PN              Common           059460303     5028   161600 SH       SOLE                   161600
BUNGE                          Common           169621056     2420    48000 SH       SOLE                    48000
CEMIG PN ADR                   Common           204409601     2558    60000 SH       SOLE                    60000
CENTRAL EUROPE AND RUSSIA FUND Common           153436100    34698   753000 SH       SOLE                   753000
CENTRAL SECS CORP              Common           155123102      261    10290 SH       SOLE                    10290
CHESAPEAKE ENERGY CORP         Common           165167107     2404    79500 SH       SOLE                    79500
COEUR D'ALENE MINES CORP       Common           192108108     1014   211950 SH       SOLE                   211950
COMPANHIA DE BEBIDAS - PR ADR  Common           20441W203     3221   100000 SH       SOLE                   100000
CONSOL ENERGY INC.             Common           20854P109      980    21000 SH       SOLE                    21000
EMBRAER AIRCRAFT CORP-SP ADR   Common           29081M102     1822    50000 SH       SOLE                    50000
ENER                           Common           292659109     1883    51500 SH       SOLE                    51500
HECLA MINING CO                Common           422704106     2334   450600 SH       SOLE                   450600
INDIA FUND INC                 Common           454089103      583    12650 SH       SOLE                    12650
ISHARES MORNINGSTAR LARGE GROW Common           464287119      771    13060 SH       SOLE                    13060
ISHARES MSCI BRAZIL            Common           464286400      391    10000 SH       SOLE                    10000
ISHARES MSCI MALAYSIA          Common           464286830    14567  2000894 SH       SOLE                  2000894
ISHARES MSCI TAIWAN            Common           464286731     4504   352710 SH       SOLE                   352710
I-SHARES RUSSELL 1000 GROWTH   Common           464287614      648    12860 SH       SOLE                    12860
KOREA EQUITY                   Common           50063B104     7056   687337 SH       SOLE                   687337
KOREA FUND                     Common           500634100   236490  6527452 SH       SOLE                  6527452
LATIN AMERICA EQUITY           Common           51827Q106    51024  1412440 SH       SOLE                  1412440
LATIN AMERICAN DISCOVERY       Common           51828C106    18829   791970 SH       SOLE                   791970
MALAYSIA FUND                  Common           560905101     2071   366230 SH       SOLE                   366230
MEXICO EQUITY & INCOME FUND IN Common           592834105     1242    69900 SH       SOLE                    69900
MEXICO EQUITY & INCOME PREF    Common           592834204     7703   433600 SH       SOLE                   433600
MEXICO FUND                    Common           592835102    41809  1368088 SH       SOLE                  1368088
MOUNTAIN PROVINCE              Common           62426E402     2425   731400 SH       SOLE                   731400
MS ASIA PACIFIC                Common           61744U106     3986   253338 SH       SOLE                   253338
MS EMERGING MARKETS            Common           61744G107     9801   427355 SH       SOLE                   427355
NASDAQ-100 SHARES              Common           631100104      662    17100 SH       SOLE                    17100
OIL SERVICE I-SHARE            Common           678002106      418     2800 SH       SOLE                     2800
PEABODY ENERGY CORP            Common           704549104     1566    28000 SH       SOLE                    28000
PHARMACEUTICAL HOLDRS TRUST    Common           71712A206      506     7200 SH       SOLE                     7200
PHELPS DODGE                   Common           717265102     3922    47700 SH       SOLE                    47700
PICO HOLDINGS LTS              Common           693366205      628    19550 SH       SOLE                    19550
QUINCY ENERGY                  Common           748397106     1121  1149600 SH       SOLE                  1149600
SINGAPORE FUND INC             Common           82929L109     1141    97800 SH       SOLE                    97800
SOUTHERN COPPER CORP.          Common           84265V105      615     6900 SH       SOLE                     6900
STILLWATER MINING CO           Common           86074Q102     2394   187900 SH       SOLE                   187900
TAIWAN FUND                    Common           874036106    26323  1688967 SH       SOLE                  1688967
TAIWAN GREATER CHINA FUND      Common           874037104    14744  2661442 SH       SOLE                  2661442
TELE NORTE LESTE PART-ADR      Common           879246106     2295   180000 SH       SOLE                   180000
TEMPLETON EMERGING MARKETS FD  Common           880191101     1139    62763 SH       SOLE                    62763
THAI CAPITAL FUND INC          Common           882905201      262    27300 SH       SOLE                    27300
TIM PARTICIPACOES SA-ADR       Common           88706P106     1714    62300 SH       SOLE                    62300
TITANIUM METALS CORP           Common           888339207      732    21520 SH       SOLE                    21520
UNIBANCO ADR                   Common           90458E107     3793    57000 SH       SOLE                    57000